Share-based payments - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of common shares for every one deferred share unit (in shares)	1
Share-based compensation arrangement by share-based payment award, threshold trading period	5 days
ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	2 years
Number of shares authorized (in shares)	4,360,087
Number of unvested shares (in shares)	1,239,411	1,077,613
RSUs and PSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of outstanding shares (in shares)	3,578,900	3,412,812	3,124,187
DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding shares (in shares)	3,560,305	3,573,182
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award vesting period	3 years
Number of shares authorized (in shares)	5,434,793
Top of range | ESP
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum employee contribution rate	12.00%
Maximum employer contribution rate	2.00%
Top of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	10 years
Bottom of range | DSU
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percent of employee compensation paid in DSUs after minimum share ownership requirement	50.00%
Bottom of range | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Award exercise period	7 years